6 .PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	9 Months Ended
Sep. 30, 2017
Acquisition Of 42west Details
Schedule of Property, equipment and leasehold
	September 30, 2017	December 31, 2016
Furniture and fixtures	$539,715	$65,311
Computers and equipment	408,058	41,656
Leasehold improvements	356,946	7,649
	1,304,719	114,616
Less: accumulated depreciation	(192,820)	(79,428)
	$1,111,899	$35,188